Notes to the interim condensed consolidated statement of (income) loss - Narratives (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Notes to the income statement
Tax credits of current year	€ 2,700
Tax research credit	2,657		€ 5,333
Tax income	119	€ (7)
Inventiva Inc.
Notes to the income statement
Tax research credit	1,000
Tax income	800
Licensing and collaboration agreement with CTTQ
Notes to the income statement
Reinvoicing of share of costs incurred included in other income	€ 2,600	300
Service contract with Avant Sante [Member]
Notes to the income statement
Reinvoicing of specific costs related to CRO accrued liabilities included in other income		€ 700